ACQUISITIONS (Details 13) (Newton, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2012	Aug. 31, 2012 Acquired software	Aug. 31, 2012 Contract backlog	Aug. 31, 2012 Customer relationship
ACQUISITIONS
Ownership interest acquired (as a percent)			100.00%
Purchase price			$ 1,464
Cash consideration paid			1,241
Fair value of cash consideration			223
Net tangible assets:
Assets			936
Liabilities			(465)
Total			471
Intangible assets acquired:
Intangible assets acquired				168	3	434
Goodwill			557
Deferred tax liability			(169)
Total			993
Total consideration			1,464
Estimated useful life
Estimated economic lives				5 years	6 months	5 years
Pro forma financial information
Net revenues	360,319	221,197
Net income	$ 2,313	$ 17,425
Net income per share
Basic (in dollars per share)	$ 0.05	$ 0.43
Diluted (in dollars per share)	$ 0.05	$ 0.41